INVESTMENT IN JOINT VENTURE	9 Months Ended
Sep. 30, 2019
INVESTMENT IN JOINT VENTURE
INVESTMENT IN JOINT VENTURE

10.         INVESTMENT IN JOINT VENTURE

On March 30, 2019, Pure Sunfarms exercised its option to acquire from Village Farms International, Inc. (“Village Farms”) a second 1.1 million square foot (25 acre) greenhouse (“Delta 2”) adjacent to Pure Sunfarms’ existing 1.1 million square foot greenhouse in Delta, BC. In accordance with the terms of the Pure Sunfarms joint venture agreement, Village Farms is contributing the Delta 2 facility to the joint venture and the Company has committed to contribute an aggregate of $25 million in cash, of which $15 million was paid during the nine months ended September 30, 2019. The remaining balance of $10 million is recognized on the condensed interim consolidated statements of financial position in Payable to Joint Venture. Subsequent to September 30, 2019, Pure Sunfarms issued a default notice to the Company regarding a portion of the remaining balance payable that is further discussed in Note 22.

Profits and losses resulting from upstream and downstream transactions between the Company and Pure Sunfarms are recognized only to the extent of unrelated investor's interests in the associates. Unrealized gains arising from transactions with the associate are eliminated. Unrealized losses resulting from transactions with the associate are also eliminated, but only to the extent that there is no evidence of impairment.

The Company’s investment in Pure Sunfarms is as follows:

$
Balance at December 31, 2018	25,660,842
Investment in Joint Venture	25,000,000
Transaction costs	290,000
Share of income	19,099,401
Balance at September 30 2019	70,050,243

Summarized financial information for Pure Sunfarms is set out below:

	September 30	December 31
	2019	2018
	$	$
Non-current assets	119,963,102	67,263,020
Current assets (a)	94,650,605	20,414,439
Total assets	214,613,707	87,677,459

Non-current liabilities	52,404,282	2,688,273
Current liabilities	20,479,446	39,465,718
Total liabilities	72,883,728	42,153,991

(a) includes cash and cash equivalents	16,128,158	2,361,948

	Nine months ended	Nine months ended
	September 30	September 30
	2019	2018
	$	$
Sales	71,548,261	247,200
Cost of Sales (b)	18,785,656	186,212
Gross margin before fair value changes	52,762,605	60,988
Change in fair value of biological asset	(15,025,343)	(1,119,399)
Gross margin	67,787,948	1,180,387
Selling, general and administrative expenses	7,454,313	2,156,128
Income (loss) from operations	60,333,635	(975,741)
Other (income) loss	723,108	(36,905)
Income (loss) before taxes	59,610,527	(938,836)
Provision for income taxes	13,404,014	—
Net income (loss)	46,206,513	(938,836)
(b) includes $1,777,664 of amortization expense (December 31, 2018 - $275,589)
Net Income (loss)	46,206,513	(938,836)
Elimination of transactions with the Company	(3,764,982)	—
Fair value adjustment	(4,242,729)	9,580,858
Adjusted net income	38,198,802	8,642,022

50% Share of income from joint venture	19,099,401	4,321,011

A reconciliation of the summarized financial information to the carrying amount of the investment in Pure Sunfarms is set out below:

	For the nine	For the twelve
	months ended	months ended
	September 30 2019	December 31 2018
	$	$
Total net assets of Pure Sunfarms	141,729,979	45,523,468
50% ownership interest held by the Company	70,864,990	22,761,734
2018 cumulative adjustments carried forward	2,669,470	—
Fair value adjustment recognized during the period	(2,121,365)	3,964,388
Elimination of transactions with the Company during the period	(1,882,491)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	70,050,243	25,660,842

To date, Pure Sunfarms has not issued dividends. As a privately held company, there are no quoted market prices available for the shares of Pure Sunfarms.